Cover	Jun. 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 20, 2024
Entity File Number	001-38465
Entity Registrant Name	DOCUSIGN, INC.
Entity Central Index Key	0001261333
Entity Tax Identification Number	91-2183967
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	221 Main St.
Entity Address, Address Line Two	Suite 1550
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	489-4940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DOCU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false